UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

August 31, 2008

1.805742.104

CAS-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 37.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.3%
Bank of America NA
11/10/08 to 2/11/09	2.76 to 3.02%	$ 1,478,000	$ 1,478,000
U.S. Bank NA, Minnesota
12/18/08	2.50	200,000	200,000
			1,678,000
London Branch, Eurodollar, Foreign Banks - 10.8%
Australia & New Zealand Banking Group Ltd.
11/24/08	2.90	106,000	106,000
Barclays Bank PLC
12/29/08	3.20	370,000	370,000
Bayerische Hypo-und Vereinsbank AG
10/17/08	3.00	71,000	71,000
Calyon SA
10/1/08 to 12/18/08	2.98 to 3.30	427,000	427,000
Commonwealth Bank of Australia
10/7/08	2.80	385,000	385,000
Credit Agricole SA
11/3/08 to 2/2/09	2.85 to 3.22	2,218,000	2,218,000
Credit Industriel et Commercial
9/3/08 to 11/21/08	3.00 to 3.12	2,446,000	2,446,000
HSBC Bank PLC
9/25/08 to 2/27/09	2.78 to 3.10	1,391,000	1,391,001
Landesbank Hessen-Thuringen
11/13/08 to 11/26/08	2.90 to 2.95	1,264,000	1,264,000
National Australia Bank Ltd.
9/22/08 to 12/29/08	2.76 to 3.16	2,122,000	2,122,000
Royal Bank of Scotland PLC
10/16/08	2.76	386,000	386,002
Societe Generale
9/5/08 to 10/15/08	2.82 to 2.90	876,000	876,000
UniCredit SpA
9/18/08 to 11/28/08	2.99 to 3.15	1,667,000	1,667,000
			13,729,003
New York Branch, Yankee Dollar, Foreign Banks - 25.4%
Abbey National Treasury Services PLC
11/19/08	3.01 (c)	139,000	139,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Banco Bilbao Vizcaya Argentaria SA
9/17/08 to 10/30/08	2.70 to 3.00%	$ 975,000	$ 975,003
Banco Santander SA
9/18/08 to 2/13/09	2.61 to 3.19	1,951,000	1,951,000
Bank of Montreal
9/8/08	3.01 (c)	200,000	200,000
Bank of Nova Scotia
10/14/08 to 10/23/08	2.75 to 3.09 (c)	1,225,000	1,225,000
Bank of Scotland PLC
9/4/08 to 11/6/08	2.64 to 3.01 (c)	3,122,000	3,122,000
Bank Tokyo-Mitsubishi UFJ Ltd.
10/8/08 to 11/24/08	2.85	2,143,000	2,143,000
Barclays Bank PLC
9/3/08 to 9/12/08	2.96 (c)	763,000	763,000
BNP Paribas SA
10/2/08 to 4/23/09	2.63 to 3.05	4,938,000	4,937,996
Canadian Imperial Bank of Commerce
10/9/08	2.90	204,000	204,000
Commerzbank AG
10/16/08	2.80	347,000	347,000
Credit Suisse First Boston
10/27/08	2.89 (c)	700,000	700,000
Deutsche Bank AG
9/3/08 to 10/9/08	2.75 to 3.00 (c)	1,265,000	1,265,000
DnB NOR Bank ASA
10/15/08	2.73	300,000	300,000
Intesa Sanpaolo SpA
9/2/08 to 10/1/08	2.67 to 3.00 (c)	1,973,000	1,973,000
Landesbank Hessen-Thuringen
9/30/08	2.82	151,000	151,000
Natixis SA
10/27/08 to 11/17/08	2.95 to 3.05	1,013,000	1,013,000
Rabobank Nederland
11/7/08 to 4/20/09	2.63 to 3.01	3,899,000	3,899,000
Royal Bank of Canada
9/26/08 to 12/1/08	2.76 to 3.01 (c)	1,094,000	1,094,004
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC
9/28/08 to 12/12/08	2.80 to 3.18% (c)	$ 1,143,000	$ 1,143,000
San Paolo IMI SpA
4/21/09	3.15	500,000	500,000
Societe Generale
12/17/08	3.28	50,000	50,000
Sumitomo Mitsui Banking Corp.
10/29/08	2.85	300,000	300,000
Svenska Handelsbanken AB
11/26/08	3.16 (c)	231,000	231,000
Toronto-Dominion Bank
10/14/08 to 2/23/09	2.70 to 3.15	3,412,000	3,412,000
UniCredit SpA
10/1/08	2.75	400,000	400,002
			32,438,005
TOTAL CERTIFICATES OF DEPOSIT			47,845,008
Commercial Paper - 15.8%

American Water Capital Corp.
9/16/08	2.95	3,500	3,496
Atlantic Asset Securitization Corp.
9/19/08 to 10/24/08	2.51 to 2.71	971,000	968,329
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09	3.17	270,000	266,981
Commerzbank U.S. Finance, Inc.
11/12/08	2.80	430,000	427,609
Dakota Notes (Citibank Credit Card Issuance Trust)
9/2/08 to 10/31/08	2.64 to 2.79	701,800	700,203
Danske Corp.
10/23/08	2.75	300,000	298,817
DnB NOR Bank ASA
10/22/08	3.03	400,000	398,311
Dominion Resources, Inc.
9/5/08 to 9/8/08	2.90 to 2.91	146,000	145,931
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Dow Chemical Co.
10/8/08	3.01%	$ 75,000	$ 74,769
Emerald Notes (BA Credit Card Trust)
9/12/08 to 10/29/08	3.04 to 3.07	648,000	645,233
FCAR Owner Trust
9/2/08 to 9/19/08	2.81 to 2.90	1,320,000	1,318,879
General Electric Capital Corp.
9/2/08 to 2/2/09	2.58 to 2.90	2,447,000	2,431,337
Govco, Inc.
9/26/08 to 10/14/08	2.75 to 2.77	252,000	251,307
Ingersoll-Rand Global Holding Co.
9/16/08	2.95	15,400	15,381
Intesa Funding LLC
12/3/08	3.00	100,000	99,237
ITT Corp.
9/3/08 to 9/12/08	2.94 to 3.01	198,000	197,877
JPMorgan Chase & Co.
12/4/08 to 2/4/09	2.74 to 3.00	573,000	566,670
Kitty Hawk Funding Corp.
10/10/08	2.73	261,982	261,213
Natexis Banques Populaires US Finance Co. LLC
9/12/08 to 12/8/08	2.74 to 3.05	715,000	712,399
National Grid USA
9/3/08 to 9/24/08	3.01	336,000	335,633
Nationwide Building Society
9/3/08 to 10/23/08	2.77 to 3.00	623,000	621,654
Nissan Motor Acceptance Corp.
9/2/08 to 10/6/08	2.96 to 3.01	259,000	258,582
Nordea North America, Inc.
9/26/08	2.78	100,000	99,808
Pacific Gas & Electric Co.
9/9/08 to 9/16/08	2.97 to 3.01	129,000	128,887
Palisades Notes (Citibank Omni Master Trust)
9/8/08 to 11/18/08	2.86 to 3.13	967,000	964,164
Rockies Express Pipeline LLC
9/2/08 to 10/2/08	2.91 to 3.06	249,540	249,295
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland PLC
11/24/08	2.81%	$ 350,000	$ 347,726
Salisbury Receivables Co. LLC
9/9/08 to 9/22/08	2.50 to 2.52	160,500	160,339
Santander Finance, Inc.
10/2/08 to 2/25/09	2.70 to 3.15	318,000	315,096
Sheffield Receivables Corp.
9/17/08 to 10/27/08	2.66 to 2.73	498,000	497,069
Societe Generale North America, Inc.
9/2/08 to 12/1/08	2.80 to 2.88	1,744,000	1,735,591
Spectra Energy Capital, LLC
9/2/08 to 9/22/08	2.96 to 3.01	104,000	103,887
Thames Asset Global Securities No. 1, Inc.
9/8/08 to 11/7/08	2.56 to 2.98	1,394,816	1,391,223
Toronto Dominion Holdings (USA)
1/5/09	3.07	250,000	247,358
Toyota Motor Credit Corp.
11/6/08	2.53	350,000	348,396
Transocean, Inc.
10/2/08	3.01	112,000	111,711
Tyco Electronics Group SA
9/17/08 to 9/19/08	2.96	67,455	67,361
UniCredito Italiano Bank (Ireland) PLC
10/10/08 to 11/17/08	2.96 to 3.00	1,051,000	1,046,580
Variable Funding Capital Co. LLC
9/15/08 to 9/17/08	2.66	241,000	240,738
Virginia Electric & Power Co.
10/1/08	2.95	38,000	37,907
WellPoint, Inc.
9/3/08 to 10/8/08	3.01	133,000	132,764
Wells Fargo & Co.
10/27/08	2.64	900,000	896,318
Wisconsin Energy Corp.
9/12/08 to 9/30/08	2.96 to 3.01	80,715	80,561
TOTAL COMMERCIAL PAPER			20,202,627
Federal Agencies - 5.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.6%
9/2/08 to 5/1/09	2.30 to 2.80% (c)	$ 2,060,000	$ 2,043,800
Federal Home Loan Bank - 1.6%
9/2/08 to 3/24/09	2.27 to 2.77 (c)	2,021,765	2,014,442
Freddie Mac - 2.6%
9/18/08 to 5/26/09	2.28 to 2.81 (c)	3,377,012	3,367,073
TOTAL FEDERAL AGENCIES			7,425,315
Bank Notes - 1.4%

Bank of America NA
10/30/08	3.00 (c)	375,000	375,000
Banque Federative du Credit Mutuel
11/28/08	2.96 (b)(c)	538,000	538,000
M&I Marshall & Ilsley Bank
9/12/08	2.48 (c)	58,000	58,000
Societe Generale
12/4/08	3.29 (b)(c)	371,000	371,000
U.S. Bank NA, Minnesota
11/20/08 to 4/20/09	2.75 to 2.86	500,000	500,000
TOTAL BANK NOTES			1,842,000
Master Notes - 1.4%

Asset Funding Co. III LLC
9/5/08 to 10/14/08	2.52 to 3.14 (c)(d)	1,478,000	1,478,000
Lehman Brothers Holdings, Inc.
9/11/08	2.57 (c)(d)	240,000	240,000
TOTAL MASTER NOTES			1,718,000
Medium-Term Notes - 23.4%

AIG Matched Funding Corp.
9/2/08 to 9/16/08	2.79 to 2.80 (b)	710,000	710,000
Allstate Life Global Funding Trusts
9/22/08	3.05 (c)	228,000	228,000
American Honda Finance Corp.
9/18/08 to 11/5/08	2.92 to 2.94 (b)(c)	434,000	434,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
ASIF Global Financing XXX
9/23/08	2.50% (b)(c)	$ 275,000	$ 275,000
AT&T, Inc.
12/5/08	3.23 (b)(c)	1,140,000	1,140,000
Australia & New Zealand Banking Group Ltd.
9/2/08 to 9/22/08	2.50 to 2.89 (b)(c)	950,000	950,000
Banco Santander Totta SA
9/15/08	2.49 (b)(c)	600,000	600,000
Bank of America NA
10/3/08	2.99 (c)	1,150,000	1,150,000
Bank of Montreal
9/5/08	2.96 (b)(c)	481,000	481,000
Bayerische Landesbank Girozentrale
10/15/08	2.83 (c)	500,000	500,000
BMW U.S. Capital LLC
9/12/08	2.51 (c)	30,000	30,000
BNP Paribas SA
11/13/08	3.01 (c)	696,000	696,000
BP Capital Markets PLC
9/11/08	2.79 (c)	450,000	450,000
Caja Madrid SA
10/20/08	2.94 (b)(c)	252,000	252,000
Commonwealth Bank of Australia
9/24/08 to 10/3/08	2.50 to 2.99 (b)(c)	1,111,000	1,111,000
Compagnie Financiere du Credit Mutuel
9/9/08	2.89 (b)(c)	291,000	291,000
Credit Agricole SA
9/22/08	3.03 (b)(c)	800,000	800,000
Danske Bank A/S
9/19/08	2.46 (b)(c)	250,000	249,999
DnB NOR Bank ASA
9/25/08	2.48 (b)(c)	756,000	756,000
General Electric Capital Corp.
9/8/08 to 11/28/08	2.48 to 2.91 (c)	1,715,000	1,714,995
Genworth Life Insurance Co.
10/1/08 to 11/1/08	3.04 to 3.05 (c)(d)	155,000	155,000
HSBC USA, Inc.
9/15/08	2.48 (c)	175,000	175,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HSH Nordbank AG
9/19/08 to 9/23/08	2.49 to 2.54% (b)(c)	$ 733,000	$ 733,000
ING USA Annuity & Life Insurance Co.
9/24/08	3.06 (c)(d)	123,000	123,000
Intesa Bank Ireland PLC
9/25/08	2.49 (b)(c)	1,000,000	1,000,000
Lloyds TSB Group PLC
11/7/08	3.10 (b)(c)	400,000	400,000
Merrill Lynch & Co., Inc.
9/4/08 to 9/24/08	2.54 to 2.63 (c)	971,000	971,009
MetLife Insurance Co. of Connecticut
9/29/08 to 11/18/08	3.05 to 3.06 (c)(d)	115,000	115,000
Metropolitan Life Global Funding I
9/8/08	2.51 (b)(c)	160,292	160,292
Morgan Stanley
9/2/08 to 9/29/08	2.21 to 2.62 (c)	669,000	669,001
National Australia Bank Ltd.
9/8/08	2.88 (b)(c)	587,000	587,000
National Rural Utils. Coop. Finance Corp.
9/4/08	2.47 (c)	35,000	35,000
Nationwide Building Society
9/29/08	2.88 (c)	75,000	75,005
New York Life Insurance Co.
9/29/08 to 11/28/08	2.96 to 2.98 (c)(d)	750,000	750,000
Nordea Bank AB
10/24/08	3.15 (b)(c)	385,000	385,000
Pacific Life Global Funding
9/4/08 to 9/15/08	2.53 (b)(c)	90,000	90,000
PNC Bank NA, Pittsburgh
11/4/08	3.03 (c)	234,000	234,000
Royal Bank of Canada
9/10/08	2.52 (c)	55,000	55,000
9/15/08	2.87 (b)(c)	750,000	750,000
Royal Bank of Scotland PLC
9/19/08	2.50 (b)(c)	500,000	500,000
Security Life of Denver Insurance Co.
11/28/08	3.07 (c)(d)	85,000	85,000
Skandinaviska Enskilda Banken AB
9/5/08 to 9/19/08	2.67 to 2.79 (b)(c)	1,008,000	1,007,995
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Southern Co.
9/18/08	2.82% (c)	$ 72,000	$ 72,000
Svenska Handelsbanken AB
10/6/08	3.00 (b)(c)	600,000	600,000
Toyota Motor Credit Corp.
9/19/08	2.48 (c)	192,000	192,000
Transamerica Occidental Life Insurance Co.
10/1/08 to 11/3/08	3.04 to 3.08 (c)(d)	472,000	472,000
UniCredito Italiano Bank (Ireland) PLC
9/12/08	2.48 to 2.50 (b)(c)	930,500	930,500
Verizon Communications, Inc.
9/17/08	2.86 (c)	575,000	575,000
Wachovia Bank NA
10/27/08	2.87 (c)	703,000	703,000
Wells Fargo & Co.
5/1/09	3.55 (c)	750,000	750,252
9/15/08	2.62 (b)(c)	500,000	500,000
WestLB AG
9/10/08 to 9/30/08	2.53 to 2.85 (b)(c)	506,000	506,000
Westpac Banking Corp.
9/11/08	2.75 (c)	100,000	100,000
9/4/08 to 11/6/08	2.90 to 3.09 (b)(c)	2,592,000	2,591,687
TOTAL MEDIUM-TERM NOTES			29,866,735
Short-Term Notes - 0.3%

Hartford Life Insurance Co.
9/3/08	2.83 (c)(d)	40,000	40,000
Jackson National Life Insurance Co.
9/8/08	2.87 (c)(d)	130,000	130,000
Metropolitan Life Insurance Co.
10/2/08 to 11/3/08	3.07 to 3.09 (c)(d)	240,000	240,000
TOTAL SHORT-TERM NOTES			410,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
5/26/09	2.72 (b)(c)	503,259	503,259
Municipal Securities - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Denver City & County School District # 1:
Series 2008 A, 3.37%, VRDN
9/5/08	3.37% (c)	$ 110,900	$ 110,900
Series 2008 B1, 3.37%, VRDN
9/5/08	3.37 (c)	73,900	73,900
TOTAL MUNICIPAL SECURITIES			184,800
Repurchase Agreements - 14.4%
	Maturity Amount (000s)
In a joint trading account at 2.14% dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 1,433	1,433
With:
Banc of America Securities LLC at:
2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $289,874,866, 6.38% - 11.5%, 5/15/11 - 2/4/17)	276,071	276,000
2.38%, dated 8/29/08 due 9/2/08:
(Collateralized by Corporate Obligations valued at $736,193,167, 7.2% - 11.25%, 9/8/08 - 2/1/18)	700,185	700,000
(Collateralized by Equity Securities valued at $1,082,835,734)	1,031,272	1,031,000
Barclays Capital, Inc. at:
2.28%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at:
$187,997,510, 5.63% - 9%, 3/14/11 - 4/15/31)	179,045	179,000
$65,116,456, 4.75% - 7.5%, 3/27/12 - 5/15/18)	62,016	62,000
2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Equity Securities valued at $1,592,211,223)	1,516,392	1,516,000
3%, dated 7/17/08 due 10/17/08 (Collateralized by Equity Securities valued at $249,700,249)	238,817	237,000
Deutsche Bank Securities, Inc. at:
2.33%, dated 8/29/08 due 9/2/08:
(Collateralized by Corporate Obligations valued at $2,619,376,498, 0% - 18%, 10/15/08 - 3/1/38)	2,494,644	2,494,000
(Collateralized by Equity Securities valued at $1,373,754,801)	1,308,338	1,308,000
2.6%, dated:
8/1/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $248,372,694, 5.13% - 9.15%, 10/1/10 - 10/17/36)	236,545	236,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at: - continued
2.6%, dated:
8/5/08 due 9/4/08 (Collateralized by Corporate Obligations valued at $487,133,688, 2.25% - 4.38%, 8/1/10 - 12/15/36)	$ 464,003	$ 463,000
2.65%, dated 8/18/08 due 9/18/08 (Collateralized by Corporate Obligations valued at $363,701,492, 7.25% - 10.75%, 12/1/09 - 11/15/16)	346,790	346,000
Dresdner Kleinwort Securities LLC at 2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $1,522,502,271, 3.21% - 9.25%, 9/5/08 - 6/15/50)	1,450,375	1,450,000
HSBC Securities, Inc. at 2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $314,969,094, 0% - 7%, 5/16/11 - 12/17/46)	300,078	300,000
ING Financial Markets LLC at:
2.66%, dated 8/11/08 due 9/10/08 (Collateralized by Corporate Obligations valued at $298,601,006, 3.5% - 9.25%, 3/15/09 - 5/1/36)	284,630	284,000
2.67%, dated:
8/15/08 due 9/15/08 (Collateralized by Corporate Obligations valued at $119,827,834, 5.5% - 8.6%, 10/1/09 - 9/15/37)	114,262	114,000
8/18/08 due 9/18/08 (Collateralized by Corporate Obligations valued at $538,038,600, 4.13% - 10.2%, 9/15/08 - 3/19/38)	513,177	512,000
Lehman Brothers, Inc. at:
2.35%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $355,950,527, 3.83% - 12.75%, 11/21/08 - 5/1/36)	339,088	339,000
2.71%, dated 8/12/08 due 9/15/08 (Collateralized by U.S. Government Obligations valued at $482,206,913, 0% - 9.79%, 9/2/08 - 8/15/48)	463,182	462,000
2.72%, dated 8/18/08 due 9/22/08 (Collateralized by Corporate Obligations valued at $245,470,785, 1.1% - 11.8%, 10/31/08 - 7/10/52)	231,611	231,000
Morgan Stanley & Co. at:
2.36%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $16,803,347, 3.5% - 11%, 12/1/09 - 3/15/35)	16,004	16,000
2.72%, dated 8/13/08 due 9/12/08 (Collateralized by Corporate Obligations valued at $506,369,938, 0% - 15.58%, 9/1/08 - 9/5/52)	465,052	464,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at:
2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Mortgage Loan Obligations valued at $577,649,188, 2.56% - 7.25%, 11/25/33 - 1/25/38)	$ 550,142	$ 550,000
2.38%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $210,000,858, 1.15% - 4.75%, 4/15/14 - 12/15/41)	200,053	200,000
UBS Warburg LLC at:
2.34%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $1,452,150,936, 0.25% - 13%, 11/10/08 - 12/15/65)	1,383,359	1,383,000
2.86%, dated 7/8/08 due 9/8/08 (Collateralized by Mortgage Loan Obligations valued at $587,266,508, 0.25% - 8%, 12/12/16 - 7/18/56)	559,744	557,000
3%, dated 7/8/08 due 10/6/08 (Collateralized by Mortgage Loan Obligations valued at $587,385,367, 2.84% - 7.53%, 8/11/11 - 2/10/51)	561,178	557,000
3.05%, dated 7/24/08 due 10/22/08 (Collateralized by Corporate Obligations valued at $156,929,736, 5.55% - 8.63%, 9/15/10 - 12/15/37)	150,136	149,000
Wachovia Securities, Inc. at:
2.71%, dated 8/11/08 due 9/11/08 (Collateralized by Commercial Paper Obligations valued at $439,506,669, 9/3/08 - 9/22/08)	426,994	426,000
2.72%, dated 8/22/08 due 9/22/08 (Collateralized by Commercial Paper Obligations valued at $585,526,233, 9/3/08 - 10/27/08)	569,330	568,000
3.04%, dated 6/10/08 due 9/10/08 (Collateralized by Mortgage Loan Obligations valued at $634,463,215, 0.09% - 10.03%, 1/19/11 - 4/26/50)	604,656	600,000
3.05%, dated 6/19/08 due 9/19/08 (Collateralized by Commercial Paper Obligations valued at $385,122,367, 9/3/08 - 9/18/08)	372,885	370,000
TOTAL REPURCHASE AGREEMENTS		18,381,433
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $128,379,177)		128,379,177
NET OTHER ASSETS - (0.6)%		(737,344)
NET ASSETS - 100%		$ 127,641,833
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,203,732,000 or 15.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,828,000,000 or 3.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 2.52%, 9/5/08	11/7/06	$ 490,000
2.53%, 9/5/08	8/29/06	$ 476,000
3.14%, 10/14/08	7/11/08	$ 512,000
Security	Acquisition Date	Cost (000s)
Genworth Life Insurance Co.: 3.04%, 10/1/08	3/14/08	$ 105,000
3.05%, 11/1/08	7/28/08	$ 50,000
Hartford Life Insurance Co. 2.83%, 9/3/08	12/16/03	$ 40,000
ING USA Annuity & Life Insurance Co. 3.06%, 9/24/08	6/23/05	$ 123,000
Jackson National Life Insurance Co. 2.87%, 9/8/08	3/31/03	$ 130,000
Lehman Brothers Holdings, Inc. 2.57%, 9/11/08	1/10/07	$ 240,000
MetLife Insurance Co. of Connecticut: 3.05%, 9/29/08	3/25/08	$ 5,000
3.05%, 11/17/08	5/14/08	$ 75,000
3.06%, 11/18/08	8/6/08	$ 35,000
Metropolitan Life Insurance Co.: 3.07%, 10/2/08	3/26/02	$ 175,000
3.09%, 11/3/08	2/24/03	$ 65,000
New York Life Insurance Co.: 2.96%, 9/29/08	3/28/08	$ 425,000
2.98%, 11/28/08	5/12/08	$ 325,000
Security Life of Denver Insurance Co. 3.07%, 11/28/08	8/26/05	$ 85,000
Transamerica Occidental Life Insurance Co.: 3.04%, 10/1/08	3/27/08	$ 157,000
3.08%, 11/3/08	4/29/08	$ 315,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,433,000 due 9/02/08 at 2.14%
ING Financial Markets LLC	$ 308
J.P. Morgan Securities, Inc.	161
Merrill Lynch Government Securities, Inc.	481
Societe Generale, New York Branch	322
UBS Securities LLC	161
$ 1,433
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 128,379,177	$ -	$ 128,379,177	$ -
Income Tax Information
At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $128,379,177,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

August 31, 2008

1.805753.104

FUS-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 75.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 21.1%
9/2/08 to 7/13/09	2.10 to 2.86% (b)	$ 742,200	$ 740,191
Federal Home Loan Bank - 36.9%
9/2/08 to 6/19/09	2.24 to 3.04 (b)	1,293,485	1,292,507
Freddie Mac - 17.3%
9/5/08 to 7/20/09	2.13 to 3.14 (b)	606,885	605,213
TOTAL FEDERAL AGENCIES			2,637,911
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills - 0.3%
8/27/09	2.17 to 2.19	9,000	8,808
Repurchase Agreements - 24.3%
	Maturity Amount (000s)
In a joint trading account at 2.14% dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 742,366	742,190
With:
CS First Boston Corp. At 2.25%, dated 8/12/08 due 9/12/08 (Collateralized by U.S. Government Obligations valued at $58,207,599, 0% - 6%, 7/30/09 - 9/1/38)	57,110	57,000
UBS Warburg LLC At 4.83%, dated 9/10/07 due 9/4/08 (Collateralized by U.S. Government Obligations valued at $56,105,860, 4% - 9.5%, 6/25/16 - 10/25/33)	54,512	52,000
TOTAL REPURCHASE AGREEMENTS		851,190
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,497,909)		3,497,909
NET OTHER ASSETS - 0.1%		4,536
NET ASSETS - 100%		$ 3,502,445
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$742,190,000 due 9/02/08 at 2.14%
ING Financial Markets LLC	$ 159,312
J.P. Morgan Securities, Inc.	83,268
Merrill Lynch Government Securities, Inc.	249,805
Societe Generale, New York Branch	166,537
UBS Securities LLC	83,268
$ 742,190
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,497,909	$ -	$ 3,497,909	$ -
Income Tax Information
At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,497,909,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008